Investment income and financing costs (Details) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Investment and other income
Financial assets measured at amortised cost		€ 1,200	€ 355	€ 327
Financial assets measured at fair value through profit and loss		195	509	254
Investment income		1,395	864	581
Financial liabilities measured at amortised cost
Bonds		1,418	1,301	1,596
Lease liabilities		615	488	440
Bank loans and other liabilities	[1]	416	499	712
Interest on derivative and other financial instruments		(235)	(356)	(395)
Mark-to-market on derivatives		217	(2)	100
Foreign exchange		(56)	1	173
Financing costs		2,375	1,931	2,626
Net financing costs	[2]	980	1,067	2,045
Interest capitalised		0	0	€ 0
Gain on redemption of bonds		€ 771	€ 253

[1]	Interest capitalised for the year ended 31 March 2026 was €nil (2025: €nil, 2024: €nil).
[2]	Includes €771 million gain (2025: €253 million gain) resulting from redemption of certain bonds that were bought back in advance of their maturity dates.